Mezzanine Equity and Stockholders' Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2024
Mezzanine Equity and Stockholders' Equity (Deficit)
Schedule of issuance of preferred stock

The following table summarizes information related to issuance of the Company’s preferred stock as of December 31, 2023 (Predecessor) (in thousands, except share data):

Preferred Stock Class	Number of Shares Authorized	Shares Issued and Outstanding	Carrying Value (1)	Conversion Price Per Share	Number of Common Stock Equivalent Shares	Liquidation Preference
Series A	270,856	270,856	$2,500	$9.23	270,856	$2,500
Series B	815,730	815,730	10,626	13.04	815,730	10,637
Series C	981,596	981,596	15,988	16.30	981,596	16,000
Series D	992,064	992,064	19,990	20.16	992,064	20,000
Series E	1,879,700	1,879,700	42,365	22.61	1,879,700	42,500
	4,939,946	4,939,946	$91,469		4,939,946	$91,637

(1)The carrying value reflects the gross proceeds received from the sale of the preferred stock less issuance costs.

Schedule of summarizes the number of shares of common stock outstanding

Number of Shares
Contribution from PIPE Financing for cash	3,287,018
Conversion of ARYA convertible promissory notes	355,100
Conversion of ARYA Class A ordinary shares and Class B ordinary shares	2,089,000
Conversion of Class A ordinary shares subject to redemption	123,520
Shares issued in purchase consideration	6,771,769
Additional shares issued and reclassification of Class A ordinary shares subject to non-redemption agreements and open market subscription agreements	761,229
Total	13,387,636

Schedule of Company's reserved common stock for further issuance

	September 30, 2024	December 31, 2023
	(Successor)	(Predecessor)
Conversion of preferred stock	—	4,939,946
Stock options issued and outstanding under the 2012 and 2022 Plan	—	747,001
Common shares available for future grant under the 2012 and 2022 Plan	—	27,012
Base Warrants	7,528,727	—
PIPE Pre-funded Warrants	670,000	—
Convertible Securities Notes	3,231,327	—
Convert Warrants	1,500,000	—
Company’s Common Stock issuable upon the exercise of outstanding options Legacy Adagio’s equity plans that were assumed in the Business Combination	7,587	—
Common Stock reserved for future issuance under the 2024 Equity Incentive Plan	4,472,592	—
Common Stock reserved for future issuance under the 2024 Key Employee Equity Incentive Plan	3,354,444	—
Common Stock reserved for future issuance under the 2024 Employee Stock Purchase Plan	441,293	—
Common stock reserved for future issuance	21,205,970	5,713,959